Warrants (Details Textual) - USD ($)		1 Months Ended		12 Months Ended
	Aug. 14, 2015	Jul. 31, 2016	Jul. 31, 2015	Dec. 31, 2016	Jun. 30, 2017	Jun. 24, 2016	Feb. 29, 2016	Feb. 24, 2016	Feb. 03, 2016	Jan. 22, 2016	Dec. 31, 2015
Warrants (Textual)
Warrants outstanding				$ 7,875,000
Warrant sale price										$ 2.05
Weighted average prices of common stock		56.30%
Excess warrants price maximum				9.99%
Excess warrants price minimum				4.99%
Preferred stock, shares issued				4,578,070	0						1,369,735
Preferred stock issued value				$ 458							$ 137
Common stock, shares issued				11,064,664	16,630,234						8,836,421
Common stock issued value				$ 1,106	$ 1,663						$ 884
IPO Warrants [Member]
Warrants (Textual)
Warrants outstanding					$ 7,875,000
Initial public offering				$ 7,500,000
Warrant exercise price				$ 11.50
Warrants price outstanding				0.01
Warrant sale price				$ 17.50
Placement Warrants [Member]
Warrants (Textual)
Initial public offering				$ 375,000
Series A-1 Warrants and Series A-2 Warrants [Member]
Warrants (Textual)
Warrants issued (in shares)			3,000,000
Series B-1 Warrants and Series B-2 Warrants [Member]
Warrants (Textual)
Warrants issued (in shares)			1,000,000
Series A-3 Warrants [Member]
Warrants (Textual)
Warrants issued (in shares)	187,500
Series B-3 Warrants [Member]
Warrants (Textual)
Warrants issued (in shares)	62,500
Series A Warrant [Member]
Warrants (Textual)
Warrants outstanding				$ 3,187,500							3,187,500
Warrant exercise price				$ 4.80
Warrants expire				Jul. 31, 2020
Series B Warrant [Member]
Warrants (Textual)
Warrants outstanding				$ 0							$ 1,062,500
Warrant exercise price				$ 5.00
Market price description				On October 31, 2016 or April 30, 2017, as applicable, if 90% of the average of the four lowest volume-weighted average prices of common stock for the preceding 10 trading days (the "Alternative Market Price") is less than $4.00 (subject an Alternative Market Price floor of $1.80), the holder of a Series B Warrant can exercise such Series B Warrant to acquire on a cashless basis a number of shares of common stock or Preferred Stock equal to (depending on the Market Price) up to 488.9% of the number of shares that could otherwise be purchased under such Series B Warrant pursuant to a cash exercise, with the lower the Alternative Market Price, the more shares being available for acquisition by the Series B Warrant holder pursuant to this alternative cashless exercise.
Series B-1 Warrants [Member]
Warrants (Textual)
Warrants expire				Apr. 30, 2017
Preferred stock, shares issued							1,527,778		1,680,557
Preferred stock issued value							$ 2,979,167		$ 3,361,114
Series B-2 Warrants and Series B-3 Warrants [Member]
Warrants (Textual)
Warrants expire				Oct. 31, 2016
Common stock, shares issued						1,344,446		641,666
Common stock issued value						$ 1,546,113		$ 1,251,249
Series A-1 [Member]
Warrants (Textual)
Weighted average prices of common stock		35.00%
Series A-2 [Member]
Warrants (Textual)
Weighted average prices of common stock		18.00%
Series A-3 [Member]
Warrants (Textual)
Weighted average prices of common stock		3.30%
Series A-1 Warrants and Series B-1 Warrants
Warrants (Textual)
Excess warrants price maximum				4.99%